Pension Plans (Defined Benefit Plans Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dutch Defined Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Acturial gain (loss) of pension obligations, net of tax recognized in AOCI	$ 0.1	$ (0.2)	$ 1.6
Discount rate	2.00%	2.40%	2.40%
Defined beneft plans liability	$ 2.2	$ 3.2
Irish Defined Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Acturial gain (loss) of pension obligations, net of tax recognized in AOCI	$ (1.6)	$ 0.5	$ (3.1)
Discount rate	2.00%	2.50%	2.40%
Defined beneft plans liability	$ 9.1	$ 6.9